Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Global Sustainable Equity Fund
Supplement dated September 12, 2024
to the Prospectus dated February 28, 2024
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective October 1, 2024:
1.	The table under the heading “Fees and Expenses” on page 13 of the Prospectus with respect to the Nationwide Global Sustainable Equity Fund is hereby deleted and replaced with the following:

	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.65%	0.65%	0.65%
Distribution and/or Service (12b‑1) Fees	0.25%	None	None
Other Expenses	0.24%	0.14%	0.30%

Total Annual Fund Operating Expenses	1.14%	0.79%	0.95%

(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective October 1, 2024.
2.	The table under the heading “Example” on page 13 of the Prospectus with respect to the Nationwide Global Sustainable Equity Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$916	$1,167	$1,881
Class R6 Shares	81	252	439	978
Institutional Service Class Shares	97	303	525	1,166

Nationwide Global Sustainable Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Global Sustainable Equity Fund
Supplement dated September 12, 2024
to the Prospectus dated February 28, 2024
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective October 1, 2024:
1.	The table under the heading “Fees and Expenses” on page 13 of the Prospectus with respect to the Nationwide Global Sustainable Equity Fund is hereby deleted and replaced with the following:

	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.65%	0.65%	0.65%
Distribution and/or Service (12b‑1) Fees	0.25%	None	None
Other Expenses	0.24%	0.14%	0.30%

Total Annual Fund Operating Expenses	1.14%	0.79%	0.95%

(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective October 1, 2024.
2.	The table under the heading “Example” on page 13 of the Prospectus with respect to the Nationwide Global Sustainable Equity Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$916	$1,167	$1,881
Class R6 Shares	81	252	439	978
Institutional Service Class Shares	97	303	525	1,166

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective October 1, 2024.
Nationwide Global Sustainable Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 685
3 Years	rr_ExpenseExampleYear03	916
5 Years	rr_ExpenseExampleYear05	1,167
10 Years	rr_ExpenseExampleYear10	$ 1,881
Nationwide Global Sustainable Equity Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	$ 978
Nationwide Global Sustainable Equity Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	$ 1,166

[1]	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective October 1, 2024.